Investments - Ownership Percentages and Carrying Value Principal Equity Method Investments (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Carrying value of equity method investments	[1]	$ 794	$ 987
LG Magna e-Powertrain Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[2]	49.00%
Carrying value of equity method investments	[2]	$ 298	405
Litens Automotive Partnership [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage	[3]	76.70%
Carrying value of equity method investments	[3]	$ 262	332
Hubei HAPM MAGNA Seating Systems Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.90%
Carrying value of equity method investments		$ 140	129
BAIC BluePark Magna Automobile Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%
Carrying value of equity method investments		$ 99	$ 95

[1]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]
[2]	LG Magna e-Powertrain [“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered the most significant to the VIE, and is therefore not the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2023.
[3]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.